June 8, 2007

Securities and Exchange Commission
450 Fifth Street, N. W.
Washington, D.C. 20549

Re:  CLST Holdings. Inc.

Ladies and Gentlemen:

On behalf of CLST Holdings, Inc., we are filing with the Commission preliminary proxy materials for the Company’s annual meeting to be held on July 31, 2007.  These materials are being filed in preliminary form because of a possible proxy contest disclosed on pages 1 and 16 of the proxy statement.

If any member of the Commission’s staff has any questions or comments relating to these materials, please call Elaine Rodriguez, the Company’s general counsel, at 972-462-3550 or me at 214-651-5561. We respectfully request hearing from the staff as to whether or not the proxy materials will be reviewed.

Very truly yours,

/s/ William R. Hays, III

Direct Phone Number: 214.651.5561
Direct Fax Number: 214.200.0467
bill.hays@haynesboone.com

WRH:bg

cc:  Elaine Rodriguez, Esq.